LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2022
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 9:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

	Annual interest
	rate at
	December 31	December 31,
	2021	2022	2021
Linkage terms:
NIS	6.25% - 6.5%	3,470	4,644
Euro		-	-
		3,470	4,644
Less - current maturities		(702)	(723)

		2,768	3,921

Minimum future payments as of December 31, 2021 due under the long-term (includes liabilities associated with equipment purchasing) debts are as follows:

Long-term loan

2023	702
2024	605
2025	463
2026	313
2027 and after	1,387

3,470